Cash, cash equivalents and short-term investments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Cash, cash equivalents and short term investments:
Cash and cash equivalents			$ 24,276	$ 14,933	$ 7,749
Cash, cash equivalents and short-term investments			116,884	48,906
Less than three months
Cash, cash equivalents and short term investments:
Cash balances with banks			7,137	1,464
Short-term investments			17,139	13,469
Greater than three months and less than one year
Cash, cash equivalents and short term investments:
Short-term investments			92,608	33,973
Greater than three months and less than one year | Term Deposits | US
Cash, cash equivalents and short term investments:
Short-term investments	$ 36,701	$ 10,510	47,675	14,333
Greater than three months and less than one year | Term Deposits | CDN
Cash, cash equivalents and short term investments:
Short-term investments			15,555	$ 19,640
Greater than three months and less than one year | Bearer Deposit Notes
Cash, cash equivalents and short term investments:
Short-term investments	$ 22,616		$ 29,378
Minimum | Less than three months
Cash, cash equivalents and short term investments:
Yielding interest	1.28%	1.70%
Minimum | Greater than three months and less than one year | Term Deposits | US
Cash, cash equivalents and short term investments:
Yielding interest	1.80%	2.96%
Minimum | Greater than three months and less than one year | Term Deposits | CDN
Cash, cash equivalents and short term investments:
Yielding interest	1.92%	1.90%
Minimum | Greater than three months and less than one year | Bearer Deposit Notes
Cash, cash equivalents and short term investments:
Yielding interest	1.76%
Maximum | Less than three months
Cash, cash equivalents and short term investments:
Yielding interest	1.85%	1.95%
Maximum | Greater than three months and less than one year | Term Deposits | US
Cash, cash equivalents and short term investments:
Yielding interest	2.15%	3.10%
Maximum | Greater than three months and less than one year | Term Deposits | CDN
Cash, cash equivalents and short term investments:
Yielding interest	2.60%	3.10%
Maximum | Greater than three months and less than one year | Bearer Deposit Notes
Cash, cash equivalents and short term investments:
Yielding interest	1.83%